Financial and capital risks management (Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements) (Detail) - Recurring fair value measurement [member] - Level 3 [member] - Contingent consideration [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial and capital risks management [line items]
Beginning of the year	¥ 991,383	¥ 859,547
Movement:
Gains on fair value changes	17,175	746,850
Profit compensation received from Huaneng Group	(550,831)	(615,014)
End of the year	457,727	991,383
Total gains for the year included in profit or loss for assets held at the end of the reporting period	¥ 17,175	¥ 746,850